Line of Credit	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Long Term Debt [Abstract]
Line of Credit

Note 6. Line of Credit

We fund our consumer receivables through the use of a secured line of credit. We had an outstanding principal balance on our line of credit totaling $59,800,000 and $65,000,000 as of March 31, 2023 and December 31, 2022, respectively. Our revolving credit facilities are secured by a pool of pledged, eligible notes receivable. As of March 31, 2023 and December 31, 2022, we had pledged $80,387,743 and $89,797,068 of eligible gross notes receivable, respectively. We had an unused borrowing capacity of $490,807 and $477,606 as of March 31, 2023 and December 31, 2022, respectively.

Expenses related to our lines of credit for the three months ended March 31, 2023 and 2022 are as follows:

	For the three months ended March 31,
	2023	2022
Interest expense on utilization	$2,760,080	$788,298
Interest expense on unused daily amounts	39,805	82,300
Amortization of debt issuance costs	173,453	185,602

For the three months ended March 31, 2023 and 2022, our lines of credit carried an effective annual interest rate of 17.69% and 4.79%, respectively.

Note 8. Line of Credit

We fund our consumer receivables through the use of secured lines of credit. We had an outstanding principal balance on our lines of credit totaling $65,000,000 and $78,800,000 as of December 31, 2022 and 2021, respectively. Our revolving credit facilities are secured by a pool of pledged, eligible notes receivable. As of December 31, 2022 and 2021, we had pledged $89,797,068 and $149,203,705 of eligible gross notes receivable, respectively, which had carrying values of $84,980,543 and $136,268,535, respectively. We had an unused borrowing capacity of $477,606 and $29,771,561 as of December 31, 2022 and 2021, respectively.

Expenses related to our lines of credit for the years ended December 31, 2022 and 2021 are as follows:

	2022	2021
Interest expense on utilization	$5,114,727	$1,745,528
Interest expense on unused daily amounts	268,787	560,687
Amortization of debt issuance costs	983,745	689,930
Loss on extinguishment of line of credit	813,806	1,092,679

As of December 31, 2022 and 2021, our lines of credit carried a weighted average interest rate of 16.07% and 5.25%, respectively.

2021 Credit Agreement

On February 10, 2021, we entered into a secured revolving credit facility (the “2021 Credit Agreement”) with Goldman Sachs Bank USA (the “Class A lender”), and Bastion Consumer Funding II LLC and Bastion Funding IV LLC (the “Class B lenders”). The 2021 Credit Agreement originally had a borrowing capacity of up to $250,000,000 and a maturity date of June 12, 2023. Our borrowing base under the 2021 Credit Agreement was originally 90% of pledged, eligible notes receivable, or 85% if the weighted average FICO scores of the pledged receivables fell below 580. Eligible notes receivable were defined as notes receivable from consumers in the United States or Canada that are less than 15 days past due. Effective July 31, 2022, we amended the 2021 Credit Agreement, which reduced the borrowing capacity to $64,287,184 and lowered the borrowing base rate to 70%.

Prior to January 1, 2022, the 2021 Credit Agreement carried an interest rate of 3-month LIBOR plus 3.375% and 3-month LIBOR plus 10.689% with a LIBOR floor rate of 0.25% for funds borrowed from the Class A lender and Class B lenders, respectively. Effective January 1, 2022, we amended our 2021 Credit Agreement to replace references to LIBOR with U.S. Federal Reserve Secured Overnight Financing Rate (“SOFR”) plus a spread adjustment of 0.262% (collectively, “Adjusted SOFR”). From January 1, 2022 to July 30, 2022, the 2021 Credit Agreement carried an interest rate of Adjusted SOFR plus 3.375% and Adjusted SOFR plus 10.689% with an Adjusted SOFR floor rate of 0.25% for funds borrowed from the Class A lender and Class B lenders, respectively. Effective July 31, 2022, the interest rate increased to Adjusted SOFR plus 4.375% and Adjusted SOFR plus 11.689% for funds borrowed from the Class A lender and Class B lenders, respectively. Interest on borrowings was due on collection dates as specified in the loan agreement, typically every two weeks.

Additionally, any unused daily amounts incurred a facility fee of 0.50% per annum until May 11, 2021. Beginning May 11, 2021, the facility fee rate became variable, dependent on the percentage of the facility utilized. If less than one-third of the facility was used, the rate was 0.65% per annum; if between one-third and two-thirds of the facility was used, the rate was 0.50% per annum; and if more than two-thirds of the facility was used, the rate was 0.35% per annum.

The 2021 Credit Agreement contains customary representations, warranties, affirmative and negative covenants, financial covenants, events of default (including upon change of control or upon collateral loss rates exceeding pre-determined levels), and indemnification provisions in favor of the lenders. The negative covenants include restrictions regarding incurrence or guarantee of additional indebtedness, incurrence of liens, making investments or other restricted payments, acquiring assets or subsidiaries, selling assets, paying dividends or distributions, repurchasing or redeeming capital stock, transacting with affiliates, and engaging in liquidations or mergers, in each case subject to certain exceptions and qualifications. The financial covenants required us to meet financial tests related to tangible net worth, liquidity, and leverage.

In the event of a prepayment due to a broadly marketed and distributed securitization transaction with a party external to the agreement, an exit fee of 0.75% of such prepaid balance was due to the lender upon such transaction. Total cash payments for debt issuance costs related to the 2021 Credit Agreement were $1,697,705. On October 14, 2022, we amended the 2021 Credit Agreement, effectively terminating the agreement, and incurred a loss of $813,806 related to the extinguishment.

2022 Credit Agreement

On October 14, 2022, we entered into a secured revolving credit facility (the “2022 Credit Agreement”) with Bastion Funding IV, LLC and other certain lenders. The 2022 Credit Agreement has a borrowing capacity of up to $100,000,000 and a maturity date of October 14, 2024. The borrowing base is 75% of pledged, eligible notes receivable. The 2022 Credit Agreement carries an interest rate of Adjusted SOFR plus 11.5%, with an Adjusted SOFR floor rate of 1.0%. Interest on borrowings is due on collection dates as specified in the loan agreement, typically every two weeks. We incur an unused facility fee of 0.50% per annum on the difference between the amount outstanding and the maximum borrowing capacity. We were also required to maintain a minimum outstanding balance of $50,000,000 prior to December 31, 2022, and are required to maintain a minimum outstanding balance of $75,000,000 between December 31, 2022 and March 30, 2023. After that, the requirement increases to $80,000,000.

The 2022 Credit Agreement contains customary representations, warranties, affirmative and negative covenants, financial covenants, events of default (including upon change of control or upon collateral loss rates exceeding pre-determined levels), and indemnification provisions in favor of the lenders. The negative covenants include restrictions regarding incurrence or guarantee of additional indebtedness, incurrence of liens, making investments or other restricted payments, acquiring assets or subsidiaries, selling assets, paying dividends or distributions, repurchasing or redeeming capital stock, transacting with affiliates, engaging in liquidations or mergers, and making changes to our credit guidelines or servicing guide, in each case subject to certain exceptions and qualifications. The financial covenants require us to meet financial tests related to tangible net worth, liquidity, and leverage. Total cash payments for debt issuance costs related to the 2022 Credit Agreement were $1,330,901.